Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of amounts receivable	Amounts receivable comprised the following:

	December 31, 2020	December 31, 2019
	$	$
Trade receivables	842	—
Interest receivable	—	140
Sales taxes receivable	507	—
	1,349	140